Shareholder Report, Line Graph (Details) 195036_Hood River Emerging Markets Fund_Investor Shares_TSR Annual {Investor Shares} - USD ($)			12 Months Ended
	Jun. 30, 2026	Nov. 24, 2025	Jun. 30, 2026
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name			Investor Shares
Accumulated Value	$ 18,187	$ 10,000
MSCI Emerging Markets Index Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index Net (USD)
Accumulated Value	$ 12,993	$ 10,000